Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.09%
Communication services: 0.28%
Media: 0.28%
NIQ Global Intelligence PLC†	2,187,811	$36,077,003
Consumer discretionary: 5.79%
Automobile components: 1.33%
Aptiv PLC†	2,285,130	173,875,542
Household durables: 2.00%
D.R. Horton, Inc.	894,600	128,849,238
Somnigroup International, Inc.	1,477,544	131,915,128
		260,764,366
Specialty retail: 1.56%
AutoZone, Inc.†	60,000	203,490,000
Textiles, apparel & luxury goods: 0.90%
PVH Corp.	1,746,600	117,057,132
Consumer staples: 4.25%
Beverages: 2.66%
Keurig Dr Pepper, Inc.	10,570,014	296,066,092
Primo Brands Corp. Class A	3,076,200	50,295,870
		346,361,962
Household products: 1.59%
Church & Dwight Co., Inc.	2,473,950	207,440,708
Energy: 6.51%
Energy equipment & services: 2.07%
Baker Hughes Co. Class A	5,918,100	269,510,274
Oil, gas & consumable fuels: 4.44%
EOG Resources, Inc.	1,577,750	165,679,528
EQT Corp.	4,099,300	219,722,480
Valero Energy Corp.	1,192,850	194,184,051
		579,586,059
Financials: 14.94%
Banks: 4.61%
Fifth Third Bancorp	6,620,511	309,906,120
First Citizens BancShares, Inc. Class A	52,400	112,459,832
Regions Financial Corp.	6,612,550	179,200,105
		601,566,057
Capital markets: 2.72%
Jefferies Financial Group, Inc.	5,716,150	354,229,816
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		354,229,823
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Insurance: 5.30%
Arch Capital Group Ltd.†	2,858,750	$274,211,300
Brown & Brown, Inc.	2,264,100	180,448,770
Loews Corp.	2,250,450	236,994,889
		691,654,959
Mortgage real estate investment trusts (REITs): 2.31%
Annaly Capital Management, Inc.	13,445,999	300,652,538
Health care: 10.60%
Health care equipment & supplies: 1.38%
Alcon AG	2,283,550	179,966,576
Health care providers & services: 3.74%
Humana, Inc.	435,100	111,442,163
Labcorp Holdings, Inc.	1,497,100	375,592,448
		487,034,611
Life sciences tools & services: 5.48%
Charles River Laboratories International, Inc.†	1,596,764	318,522,483
ICON PLC ADR†	826,400	150,586,608
Qiagen NV	2,542,989	114,358,215
Revvity, Inc.	1,355,300	131,125,275
		714,592,581
Industrials: 22.45%
Aerospace & defense: 2.74%
L3Harris Technologies, Inc.	415,850	122,081,084
StandardAero, Inc.†	8,192,300	234,955,164
		357,036,248
Building products: 1.02%
Carlisle Cos., Inc.	417,003	133,382,580
Commercial services & supplies: 1.46%
Republic Services, Inc. Class A	899,050	190,535,666
Construction & engineering: 1.06%
API Group Corp.†	3,591,199	137,399,277
Ground transportation: 3.26%
Canadian Pacific Kansas City Ltd.	3,121,900	229,865,497
Knight-Swift Transportation Holdings, Inc.	3,734,900	195,260,572
		425,126,069
Machinery: 5.72%
Donaldson Co., Inc.	765,400	67,860,364
Gates Industrial Corp. PLC†	10,234,327	219,731,001
Ingersoll Rand, Inc.	1,225,600	97,092,032
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Mueller Industries, Inc.	1,020,500	$117,153,400
Toro Co.	3,095,500	243,677,760
		745,514,557
Professional services: 3.37%
Booz Allen Hamilton Holding Corp. Class A	2,115,900	178,497,324
Jacobs Solutions, Inc.	1,971,600	261,158,136
		439,655,460
Trading companies & distributors: 3.82%
AerCap Holdings NV	1,854,994	266,673,937
WESCO International, Inc.	947,900	231,894,256
		498,568,193
Information technology: 12.25%
Electronic equipment, instruments & components: 4.08%
CDW Corp.	1,502,100	204,586,020
Keysight Technologies, Inc.†	1,453,300	295,296,027
Novanta, Inc.†	270,500	32,186,795
		532,068,842
IT services: 2.40%
Amdocs Ltd.	2,544,850	204,885,874
Okta, Inc.†	1,240,700	107,283,329
		312,169,203
Semiconductors & semiconductor equipment: 5.77%
ON Semiconductor Corp.†	4,481,550	242,675,932
Qnity Electronics, Inc.	412,900	33,713,285
Teradyne, Inc.	2,460,100	476,176,956
		752,566,173
Materials: 9.11%
Chemicals: 1.92%
Eastman Chemical Co.	1,486,000	94,851,380
RPM International, Inc.	1,494,800	155,459,200
		250,310,580
Construction materials: 3.51%
Amrize Ltd.†	2,567,200	138,834,176
Vulcan Materials Co.	1,116,650	318,490,913
		457,325,089
Containers & packaging: 1.77%
Graphic Packaging Holding Co.♠	15,369,500	231,464,670
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Metals & mining: 1.91%
Freeport-McMoRan, Inc.	3,565,550	$181,094,284
Nucor Corp.	417,500	68,098,425
		249,192,709
Real estate: 3.68%
Office REITs: 0.85%
BXP, Inc.	1,647,600	111,180,048
Real estate management & development: 1.19%
CBRE Group, Inc. Class A†	967,200	155,516,088
Specialized REITs: 1.64%
Weyerhaeuser Co.	9,009,150	213,426,764
Utilities: 7.23%
Electric utilities: 5.54%
American Electric Power Co., Inc.	3,442,900	397,000,799
FirstEnergy Corp.	7,279,950	325,923,362
		722,924,161
Water utilities: 1.69%
American Water Works Co., Inc.	1,686,950	220,146,975
Total common stocks (Cost $9,804,862,854)		12,659,369,543

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.92%
Investment companies: 2.92%
Allspring Government Money Market Fund Select Class♠∞		3.71%	381,202,229	$381,202,229
Total short-term investments (Cost $381,202,229)				381,202,229
Total investments in securities (Cost $10,190,626,011)	100.01%			13,040,571,772
Other assets and liabilities, net	(0.01)			(1,365,126)
Total net assets	100.00%			$13,039,206,646

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Graphic Packaging Holding Co.	$300,781,115	$0	$0	$0	$(69,316,445)	$231,464,670	15,369,500	$1,690,645
Short-term investments
Allspring Government Money Market Fund Select Class	188,164,226	911,211,074	(718,173,071)	0	0	381,202,229	381,202,229	2,283,150
				$0	$(69,316,445)	$612,666,899		$3,973,795
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$36,077,003	$0	$0	$36,077,003
Consumer discretionary	755,187,040	0	0	755,187,040
Consumer staples	553,802,670	0	0	553,802,670
Energy	849,096,333	0	0	849,096,333
Financials	1,948,103,370	7	0	1,948,103,377
Health care	1,381,593,768	0	0	1,381,593,768
Industrials	2,927,218,050	0	0	2,927,218,050
Information technology	1,596,804,218	0	0	1,596,804,218
Materials	1,188,293,048	0	0	1,188,293,048
Real estate	480,122,900	0	0	480,122,900
Utilities	943,071,136	0	0	943,071,136
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	381,202,229	0	0	381,202,229
Total assets	$13,040,571,765	$7	$0	$13,040,571,772
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7